Subsequent Events	12 Months Ended
Jan. 31, 2019
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Subsequent Events
32.	SUBSEQUENT EVENTS

On March 14, 2019, the Company amended its $575.0 million Revolving Credit Facilities to increase the availability by $125.0 million for a total availability of $700.0 million, to extend the maturity from May 2023 to May 2024 and to improve the pricing grid.